Defined Contribution Plans (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2016	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Defined Contribution Plan [Line Items]
Percentage of annual compensation	90.00%
Employer contributions charged to operations				$ 0	$ 0
Employer contributions charged to expense		$ 3,126	$ 4,502	$ 5,541	$ 9,704
Employees contribution plans term		1 year